Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Line Items]
Significant Accounting Policies

2. Significant Accounting Policies

A discussion of the Company’s significant accounting policies can be found in the 2024 Financial Statements. During the six-months ended June 30, 2025, the Company adopted the following accounting policies:

Discontinued Operations: In accordance with Accounting Standards Update (‘ASU’) 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.

Equity Compensation Plan: Share-based compensation includes vested and non-vested shares that may be granted to employees of the Company and to non-employee directors, for their services as directors and is included in General and administrative expenses in the unaudited condensed consolidated statements of operations. These shares are measured at their fair value. The fair value of the restricted shares is equal to the market value of the Company’s common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is recognized in full on the grant date. The restricted shares that contain a time-based service vesting condition are considered non-vested on the grant date and the total fair value of such awards is recognized over the vesting period on a straight-line basis over the requisite service period for each separate portion of the award as if the award was, in substance, multiple awards (graded vesting attribution method). The fair value is recognized (as compensation expense) over the requisite service period for all awards that vest. The Company accounts for forfeitures as they occur.

Earnout shares: Earnout Shares determined to be indexed to the Company's own equity, in the manner contemplated by ASC 815-40-15, Derivatives and Hedging - Contracts in Entity's Own Equity, are classified as Equity. The initial fair value of the Earnout shares that may be issued to the Heidmar Shareholders is classified within equity and the offsetting entry is recognized within the Company's operating results in the same period.